CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Millions	Total	Fair value reserve (recycling) [member]	Fair value reserve (non-recycling) [member]	Share capital [Member]	Share premium [member]	Other reserves [member]	Retained earnings [member]	Total attributable to equity shareholders of the Company [Member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2018	¥ 75,007	¥ 57	¥ 436	¥ 12,267	¥ 25,652	¥ 2,635	¥ 21,086	¥ 62,133	¥ 12,874
Changes in equity
Profit (Loss) for the year	3,084						2,640	2,640	444
Other comprehensive income	(83)	(55)	(27)			(6)		(88)	5
Total comprehensive income for the year	3,001	(55)	(27)			(6)	2,640	2,552	449
Appropriations to reserves						181	(181)
Dividends relating to the prior year	(613)						(613)	(613)
Distributions to non-controlling interests	(86)								(86)
Acquisition of non-controlling interests in a subsidiary	(24)					(10)		(10)	(14)
Changes in other reserves	44					44		44
Ending balance at Dec. 31, 2019	77,329	2	409	12,267	25,652	2,844	22,932	64,106	13,223
Changes in equity
Profit (Loss) for the year	(11,827)						(10,847)	(10,847)	(980)
Other comprehensive income	(218)	(37)	(135)			8		(164)	(54)
Total comprehensive income for the year	(12,045)	(37)	(135)			8	(10,847)	(11,011)	(1,034)
Issuance of shares	15,951			3,062	12,889			15,951
Distributions to non-controlling interests	(57)								(57)
Acquisition of non-controlling interests in a subsidiary	(260)					(155)		(155)	(105)
Capital injection from non-controlling interests	4,221					700		700	3,521
Decrease in non-controlling interests as a result of loss of control of a subsidiary	(1)								(1)
Changes in other reserves	(7)					(7)		(7)
Ending balance at Dec. 31, 2020	85,131	(35)	274	15,329	38,541	3,390	12,085	69,584	15,547
Changes in equity
Profit (Loss) for the year	(11,016)						(12,106)	(12,106)	1,090
Other comprehensive income	(143)	35	(118)					(83)	(60)
Total comprehensive income for the year	(11,159)	35	(118)				(12,106)	(12,189)	1,030
Distributions to non-controlling interests	(659)								(659)
Conversion of convertible bonds to ordinary shares	10,456			1,619	8,837			10,456
Capital injection from non-controlling interests	810								810
Decrease in non-controlling interests as a result of loss of control of a subsidiary	(71)								(71)
Ending balance at Dec. 31, 2021	¥ 84,508	¥ 0	¥ 156	¥ 16,948	¥ 47,378	¥ 3,390	¥ (21)	¥ 67,851	¥ 16,657